UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  January 23, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    144035



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100    10080  1500000 SH       SOLE     01         1500000        0        0
D AXT INC  COM STK               COMMON STOCK     00246W103     3776   800000 SH       SOLE     01          800000        0        0
D CELERA GENOMICS GROUP          COMMON STOCK     038020202     3498   250000 SH       SOLE     01          250000        0        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102     7111  1300000 SH       SOLE     01         1300000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100     4704   800000 SH       SOLE     01          800000        0        0
D FINISAR CORP  COM STK          COMMON STOCK     31787A101     3230  1000000 SH       SOLE     01         1000000        0        0
D GEMSTAR-TV GUIDE INT L INC COM COMMON STOCK     36866W106     8020  2000000 SH       SOLE     01         2000000        0        0
D INTEROIL CORP CAD NP V COM     COMMON STOCK     460951106     3029   100000 SH       SOLE     01          100000        0        0
D LANTRONIX INC  COM STK         COMMON STOCK     516548104     1638  1000000 SH       SOLE     01         1000000        0        0
D LEVEL 3 COMMUNICATIO NS INC CO COMMON STOCK     52729N100     8400  1500000 SH       SOLE     01         1500000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     5230   900100 SH       SOLE     01          900100        0        0
D NASDAQ-100 INDEX TRC KNG STCK  OPTIONS - PUTS   99O97YVL6    43160  1000000 SH  PUT  SOLE     01         1000000        0        0
D NETFLIX INC  COM STK           COMMON STOCK     64110L106     6465   250000 SH       SOLE     01          250000        0        0
D RADVISION LTD  COM STK         COMMON STOCK     M81869105    10040   500000 SH       SOLE     01          500000        0        0
D REALNETWORKS INC  COM STK      COMMON STOCK     75605L104     5470   500000 SH       SOLE     01          500000        0        0
D SIRF TECHNOLOGY HOLD INGS INC  COMMON STOCK     82967H101     2858   112000 SH       SOLE     01          112000        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    11776  2300000 SH       SOLE     01         2300000        0        0
D TRANSMETA CORP  COM STK        COMMON STOCK     89376R109     5550  5000000 SH       SOLE     01         5000000        0        0
S REPORT SUMMARY                 18 DATA RECORDS              144035        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED